Acquisition and Business Combination (Tables)	12 Months Ended
Mar. 31, 2020
Acquisition and Business Combination [Abstract]
Schedule of purchase price allocation to the fair value of assets acquired and liabilities

Investment in Intensity	$4,500
Other receivable	641
Cash and cash equivalents	1,192
IPR&D	117,388
Goodwill	43,324
167,045

Trade and other payables	(625)
Notes payable	(3,370)
Convertible notes payable	(100)
Deferred tax liability, net	(19,673)
Non-controlling interest (see Note 21) (a)	(48,731)
(72,499)

Fair value of consideration	$94,546

(a)

Includes the $2.5 million for the fair value of warrants issued with the SalvaRx notes of $2.5 million (see Note 12) and $7.4 million for the fair value of the vested portion of the iOx stock options (see Note 12) that were outstanding at the time of the SalvaRx Acquisition.

Schedule of fair value
Fair value of common shares of the Company	$92,583
Effective settlement of intercompany debt (see Note 12)	1,963
Fair value of consideration	$94,546

Schedule of pro forma consolidated net income
Year ended March 31,	2019

Net loss	$(5,160)
Net loss applicable to common stockholders	$(3,920)
Net loss per share, basic and diluted	(0.01)